Investments in Unconsolidated Affiliates - Combined Financial Information of Unconsolidated Affiliated Companies (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Current assets	$ 56,709	$ 58,852
Noncurrent assets	127,657	142,986
Total assets	184,366	201,838
Liabilities:
Current liabilities	50,756	46,105
Noncurrent liabilities	66,429	74,695
Total liabilities	117,185	120,800
Results of operations:
Revenue	157,722	162,432	146,972
Operating loss	(14,915)	(1,715)	(4,371)
Loss from continuing operations	(13,636)	(2,900)	(5,693)
Net loss	$ (13,636)	$ (2,900)	$ (5,693)